                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended     March 31, 1999
                                                  --------------


Check here if Amendment [X]             Amendment Number: [2]

   This Amendment (Check only one): [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -------------------
Address:  1 Lafayette Place
          -------------------
          Greenwich, CT 06830
          -------------------

Form 13F File Number: 28-2610
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   E.J. Bird
        ---------------------------------
Title:  Vice President of General Partner
        ---------------------------------
Phone:  (203) 861-4600
        ---------------------------------

Signature, Place, and Date of Signing:

         /S/ E.J. BIRD                    Greenwich, CT    May 14, 2001
        -------------------------------   -------------    ------------
                  (Signature)             (City, State)        (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Mangager:                    NONE
Form 13F Information Table Entry Total:                 17
Form 13F Information Table Value Total:      $     943,687
                                             (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the maanger filing this report.

NONE
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                           FORM 13F INFORMATION TABLE


Page 1 of 1


                           FORM 13F INFORMATION TABLE


        COLUMN 1             COLUMN 2     COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------     --------     --------------------  ----------  --------  --------------------
                                                        VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP       (x$1000)     PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------     --------     -------    ---  ----  ----------  --------  --------------------
------------------------------------------------------------------------------------------------------------------------------------
Amp Inc.                      Common     031897-10-1    36,340       676,883    SH         DEFINED                676,883
------------------------------------------------------------------------------------------------------------------------------------
Amp Inc.                      Common     031897-10-1   180,016     3,353,031    SH          SOLE                3,353,031
------------------------------------------------------------------------------------------------------------------------------------
Autozone Inc.                 Common     053332-10-2   199,325     6,562,154    SH         DEFINED              6,562,154
------------------------------------------------------------------------------------------------------------------------------------
Autozone Inc.                 Common     053332-10-2   299,256     9,852,046    SH          SOLE                9,852,046
------------------------------------------------------------------------------------------------------------------------------------
Bankers Trust Corp.           Common     066365-10-7     7,207        81,667    SH         DEFINED                 81,667
------------------------------------------------------------------------------------------------------------------------------------
Bankers Trust Corp.           Common     066365-10-7    35,682       404,333    SH          SOLE                  404,333
------------------------------------------------------------------------------------------------------------------------------------
Building One Services
Corp.                         Common     120114-10-3     3,201       186,914    SH         DEFINED                186,914
------------------------------------------------------------------------------------------------------------------------------------
Building One Services
Corp.                         Common     120114-10-3    15,745       919,386    SH          SOLE                  919,386
------------------------------------------------------------------------------------------------------------------------------------
Guess Inc.                    Common     401617-10-5     1,531       249,818    SH         DEFINED                249,818
------------------------------------------------------------------------------------------------------------------------------------
Guess Inc.                    Common     401617-10-5     7,512     1,226,482    SH          SOLE                1,226,482
------------------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp             Common     373200-20-3     3,316       296,388    SH         DEFINED                296,388
------------------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp             Common     373200-20-3    16,279     1,455,112    SH          SOLE                1,455,112
------------------------------------------------------------------------------------------------------------------------------------
Jostens Inc.                  Common     481088-10-2     2,314       108,926    SH         DEFINED                108,926
------------------------------------------------------------------------------------------------------------------------------------
Jostens Inc.                  Common     481088-10-2    11,364       534,774    SH          SOLE                  534,774
------------------------------------------------------------------------------------------------------------------------------------
PS Group Inc.                 Common     693624-10-8    10,036     1,198,270    SH          SOLE                1,198,270
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co              Common     949740-10-4    19,231       548,470    SH         DEFINED                548,470
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co              Common     949740-10-4    95,332     2,718,930    SH          SOLE                2,718,930
------------------------------------------------------------------------------------------------------------------------------------
(Confidential portion
has been omitted and
filed separately.)
------------------------------------------------------------------------------------------------------------------------------------
Grand Total                                            943,687
------------------------------------------------------------------------------------------------------------------------------------